GOODWILL	12 Months Ended
Dec. 31, 2023
Disclosure Of Goodwill [abstract]
GOODWILL	GOODWILL

	2023	2022
Cost
Recycomb S.A.U.	317,878	317,878
Total	317,878	317,878
For impairment testing purposes, goodwill was allocated to the waste treatment cash-generating unit. The recoverable amount of this cash-generating unit is determined based on a calculation of the value in use which uses cash flow projections based on financial budgets approved by the directors for a five-year period. The key hypothesis used in the determination of the recoverable value are consistent with the ones disclosed in Note 13.1 used for the impairment test of property, plant and equipment items.